Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Income from operations	$ 281,536	$ 202,350	$ 121,167
Ireland
Segment Reporting Information [Line Items]
Income from operations	189,035	138,185	81,811
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	38,166	14,481	2,831
United States
Segment Reporting Information [Line Items]
Income from operations	45,320	39,058	29,472
Other
Segment Reporting Information [Line Items]
Income from operations	$ 9,015	$ 10,626	$ 7,053